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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/06


Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):     [ ] is a restatement
                                     [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:           Firelake Capital Management, LLC
Address:        575 High Street, Suite 330
                Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC


Name:    Martin L. Lagod
Title:   Managing Director
Phone:   650-321-0880

Signature, Place, and Date of Signing:

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
/s/ Martin L. Lagod                    Palo Alto, CA        August 10, 2006
--------------------------------       -------------        ---------------
[Signature]                            [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:   24
                                          --

Form 13F Information Table Value Total:   $152,988
                                          --------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE


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

                                TITLE OF            (x$1000)   SHARE/PRN SHARE/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
   NAME OF ISSUER                  CLASS    CUSIP     (USD)     AMOUNT     PRN  CALL DISCRETION MANAGERS     SOLE     SHARED  NONE
ADVANCED ANALOGIC TECH INC          COM   00752J108    7,860    750,000    SH           SOLE                750,000
APPLIED MICRO CIRCUITS CORP         COM   03822W109    4,368  1,600,000    SH           SOLE              1,600,000
ATHEROS COMMUNICATIONS INC          COM   04743P108   11,430    600,000    SH           SOLE                600,000
CALIFORNIA MICRO DEVICES CORP       COM   130439102   33,412    835,300    SH           SOLE                835,300
CENTILLIUM COMMUNICATIONS INC       COM   152319109    2,108    750,000    SH           SOLE                750,000
CHORDIANT SOFTWARE INC              COM   170404107    3,333  1,100,000    SH           SOLE              1,100,000
DIVERSA CORP                        COM   255064107    2,415    250,000    SH           SOLE                250,000
EQUINIX INC                         COM   29444U502    6,583    120,000    SH           SOLE                120,000
EVERGREEN SOLAR INC                 COM   30033R108    1,298    100,000    SH           SOLE                100,000
INFORMATICA CORP                    COM   45666Q102    9,821    746,300    SH           SOLE                746,300
INTERNATIONAL DISPLAYWORKS INC      COM   459412102    4,680    900,000    SH           SOLE                900,000
LEADIS TECHNOLOGY INC               COM   52171N103    4,802    870,000    SH           SOLE                870,000
MACROVISION CORP                    COM   555904101      538     25,000    SH           SOLE                 25,000
MAXWELL TECHNOLOGIES INC            COM   577767106    5,693    290,000    SH           SOLE                290,000
MONOLITHIC POWER SYSTEMS INC        COM   609839105    3,549    300,000    SH           SOLE                300,000
NETLOGIC MICROSYSTEMS INC           COM   64118B100    7,740    240,000    SH           SOLE                240,000
NETWORK EQUIPMENT TECHNOLOGIES      COM   641208103    2,355    750,000    SH           SOLE                750,000
PERICOM SEMICONDUCTOR CORP          COM   713831105    4,150    500,000    SH           SOLE                500,000
QUICKLOGIC CORP                     COM   74837P108    2,690    550,000    SH           SOLE                550,000
SILICON IMAGE INC                   COM   82705T102    5,390    500,000    SH           SOLE                500,000
SIRF TECHNOLOGY HLDG INC            COM   82967H101    3,866    120,000    SH           SOLE                120,000
STRATEX NETWORKS INC                COM   86279T109    8,814  2,600,000    SH           SOLE              2,600,000
SYMYX TECHNOLOGIES INC              COM   87155S108    7,395    306,200    SH           SOLE                306,200
VOLTERRA SEMICONDUCTOR CORP         COM   928708106    8,698    570,000    SH           SOLE                570,000